Restructuring (Accrued Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2011 Restructuring Plan
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 0.4	$ 1.2
Charges	0.7	2.5
Portion of total that represents cash charges	1.1	3.3
Balance at end of period	0	0.4
2011 Restructuring Plan | Termination benefits
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.3	0.9
Charges	(0.1)	0.7
Portion of total that represents cash charges	0.2	1.3
Balance at end of period	0	0.3
2011 Restructuring Plan | Contract termination costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0	0
Charges	0	0.1
Portion of total that represents cash charges	0	0.1
Balance at end of period	0	0
2011 Restructuring Plan | Other restructuring costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.1	0.3
Charges	0.8	1.7
Portion of total that represents cash charges	0.9	1.9
Balance at end of period	0	0.1
Other Initiatives
Restructuring Reserve [Roll Forward]
Balance at beginning of period	1.7	1.7
Charges	1.6	5.0	5.3
Portion of total that represents cash charges	2.5	5.0
Balance at end of period	0.8	1.7	1.7
Other Initiatives | Termination benefits
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.8	0.5
Charges	0.4	1.6
Portion of total that represents cash charges	1.1	1.3
Balance at end of period	0.1	0.8
Other Initiatives | Contract termination costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.6	0.6
Charges	0.1	1.1
Portion of total that represents cash charges	0.7	1.1
Balance at end of period	0	0.6
Other Initiatives | Other restructuring costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.3	0.6
Charges	1.1	2.3
Portion of total that represents cash charges	0.7	2.6
Balance at end of period	$ 0.7	$ 0.3